Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements

The Company records its financial instruments, which are principally derivative instruments, at fair value in the Consolidated Balance Sheets. The Company estimates the fair value of its financial instruments using quoted market prices when available. If quoted market prices are not available, the fair value is based on models that use market-based parameters, including forward curves, discount rates, volatilities and nonperformance risk, as inputs. Nonperformance risk considers the effect of the Company's credit standing on the fair value of liabilities and the effect of the counterparty's credit standing on the fair value of assets. The Company estimates nonperformance risk by analyzing publicly available market information, including a comparison of the yield on debt instruments with credit ratings similar to the Company's or counterparty's credit rating and the yield on a risk-free instrument.

The Company has categorized its assets and liabilities recorded at fair value into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Assets and liabilities that use Level 2 inputs primarily include the Company's swap, collar and option agreements.

Exchange traded commodity swaps have Level 1 inputs. The fair value of the commodity swaps with Level 2 inputs is based on standard industry income approach models that use significant observable inputs, including, but not limited to, NYMEX natural gas forward curves, LIBOR-based discount rates, basis forward curves and NGLs forward curves. The Company's collars and options are valued using standard industry income approach option models. The significant observable inputs used by the option pricing models include NYMEX forward curves, natural gas volatilities and LIBOR-based discount rates.

The table below summarizes assets and liabilities measured at fair value on a recurring basis.

		Fair value measurements at reporting date using:
	Gross derivative instruments recorded in the Consolidated Balance Sheets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

December 31, 2021	(Thousands)
Asset derivative instruments at fair value	$543,337	$66,833	$476,504	$—
Liability derivative instruments at fair value	2,413,608	126,053	2,287,555	—

December 31, 2020
Asset derivative instruments at fair value	$527,073	$70,603	$456,470	$—
Liability derivative instruments at fair value	600,877	93,361	507,516	—

The carrying values of cash equivalents, accounts receivable and accounts payable approximate fair value due to their short-term maturities. The carrying value of the Company's investment in Equitrans Midstream approximates fair value as Equitrans
Midstream is a publicly traded company. The carrying value of borrowings under the Company's credit facility approximates fair value as the interest rate is based on prevailing market rates. The Company considered all of these fair values to be Level 1 fair value measurements.

The Company estimates the fair value of its senior notes using established fair value methodology. Because not all of the Company's senior notes are actively traded, their fair value is a Level 2 fair value measurement. As of December 31, 2021 and 2020, the Company's senior notes had a fair value of approximately $6.5 billion and $5.2 billion, respectively, and a carrying value of approximately $5.5 billion and $4.6 billion, respectively, inclusive of any current portion. The fair value of the Company's note payable to EQM Midstream Partners, LP (EQM) is estimated using an income approach model with a market-based discount rate and is a Level 3 fair value measurement. As of December 31, 2021 and 2020, the Company's note payable to EQM had a fair value of approximately $118 million and $130 million, respectively, and a carrying value of approximately $100 million and $105 million, respectively, inclusive of any current portion. See Note 10 for further discussion of the Company's debt.

The Company recognizes transfers between Levels as of the actual date of the event or change in circumstances that caused the transfer. There were no transfers between Levels 1, 2 and 3 during the periods presented.

See Note 5 for a discussion of the fair value measurement of the Equitrans Share Exchange (defined therein). See Notes 6, 7 and 8 for a discussion of the fair value measurement of the Company's acquisitions, asset exchange transactions and divestiture, respectively. See Note 1 for a discussion of the fair value measurement and any subsequent impairments of the Company's proved and unproved oil and gas properties and other long-lived assets.